Statements of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income for the year	R$ 769	R$ 710	R$ 1,220
Adjustment to reconcile net income for the year to net cash flows
Deferred income tax and social contribution	34	(162)	40
Loss (gain) on disposal of property, plant and equipment and leasing write-off	12	(55)	34
Depreciation and amortization	1,640	1,476	990
Financial charges	3,117	2,853	1,827
Share of profit of associate	(64)	(51)	(44)
Provision (reversal of) for legal proceedings	84	151	(7)
Provision for stock option	32	20	18
Provision for allowance for inventory losses and damages	633	538	418
(Reversal of) allowance for doubtful accounts	(7)	4	7
Adjustments to reconcile profit (loss)	6,250	5,484	4,503
Change in operating assets and liabilities
Trade receivables	(1,011)	(640)	(313)
Inventories	(1,096)	(735)	(2,505)
Recoverable taxes	(132)	352	(336)
Restricted deposits for legal proceedings	21	12	63
Other assets	57	(14)	9
Trade payables, net	635	1,498	3,175
Payroll and related taxes	58	40	159
Related parties		(5)	196
Provision for legal proceedings	(141)	(71)	(49)
Taxes and social contributions payable	140	40	101
Deferred revenue	20	96	68
Dividends received	124	20	16
Other liabilities	7	(114)	57
Cash flows from (used in) operations	(1,318)	479	641
Net cash generated by operating activities	4,932	5,963	5,144
Cash flow investment activities
Purchase of property, plant and equipment	(1,647)	(3,116)	(3,524)
Purchase of intangible assets	(42)	(169)	(636)
Proceeds from the sale of property, plant and equipment	3	19
Proceeds from the sale of assets held for sale	16	211	620
Purchase of assets held for sale			(250)
Net cash used in investment activities	(1,670)	(3,055)	(3,790)
Cash flow financing activities
Capital contribution		9	11
Proceeds from borrowings	6,600	3,392	4,001
Borrowing costs	(54)	(142)	(42)
Payment of borrowings	(4,771)	(1,499)	(183)
Payment of interest on borrowings	(2,583)	(1,085)	(783)
Dividends and interest on own capital paid		(118)	(168)
Repurchase shares	(26)
Payment of lease liabilities	(289)	(262)	(126)
Payment of interest on lease liabilities	(1,060)	(977)	(772)
Payment of acquisition of hypermarkets	(910)	(2,609)
Net cash (used in) generated by financing activities	(3,093)	(3,291)	1,938
Net increase (decrease) in cash and cash equivalents	169	(383)	3,292
Cash and cash equivalents at the beginning of the year	5,459	5,842	2,550
Cash and cash equivalents at the end of the year	R$ 5,628	R$ 5,459	R$ 5,842